STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		10 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2022
Income (loss) from operations
Formation and operating expenses	$ 2,289,115			$ 362,596	$ 499,429	$ 493,675	$ 993,103	$ 3,512,144	$ 1,355,699	$ 383,077		$ 1,736,604
Operating loss	(2,289,115)			(362,596)	(499,429)	(493,675)	(993,103)	(3,512,144)	(1,355,699)	(383,077)		(1,736,604)
Interest income - investments held in Trust Account	894,699			756,823				6,406,043	1,156,737	1,183		4,060,596
Other income	894,699			756,823				6,406,043	1,156,737	1,183		4,060,596
Income (loss) before income tax	(1,394,416)			394,227	(126,281)		(593,189)	2,893,899	(198,962)	(381,894)		2,323,992
Income tax expense	(178,920)			(146,608)				(1,317,654)	(176,468)	0		(773,259)
Net income (loss)	(1,573,336)	$ 1,270,320	$ 1,879,261	247,619	$ (156,141)	$ (466,910)	$ (623,050)	1,576,245	(375,430)	(381,894)		1,550,733
Class A Common Stock [Member]
Income (loss) from operations
Net income (loss)	$ (759,731)			$ 198,095				$ 1,125,241	$ (300,344)	$ (120,559)		$ 1,240,586
Weighted average shares outstanding, basic (in shares)	6,443,098			27,600,000				17,215,294	27,600,000	2,810,182		27,600,000
Weighted average shares outstanding, diluted (in shares)	6,443,098			27,600,000				17,215,294	27,600,000	2,810,182		27,600,000
Basic net income (loss) per common share (in dollars per share)	$ (0.12)			$ 0.01	$ 0	$ (0.01)	$ (0.02)	$ 0.07	$ (0.01)	$ (0.04)		$ 0.05
Diluted net income (loss) per common share (in dollars per share)	$ (0.12)			$ 0.01	0	(0.01)	(0.02)	$ 0.07	$ (0.01)	$ (0.04)		$ 0.05
Class B Common Stock [Member]
Income (loss) from operations
Net income (loss)	$ (813,605)			$ 49,524				$ 451,004	$ (75,086)	$ (261,335)		$ 310,147
Weighted average shares outstanding, basic (in shares)	6,900,000			6,900,000				6,900,000	6,900,000	6,091,636	[1]	6,900,000	[1]
Weighted average shares outstanding, diluted (in shares)	6,900,000			6,900,000				6,900,000	6,900,000	6,091,636	[1]	6,900,000	[1]
Basic net income (loss) per common share (in dollars per share)	$ (0.12)			$ 0.01	0	(0.01)	(0.02)	$ 0.07	$ (0.01)	$ (0.04)		$ 0.05
Diluted net income (loss) per common share (in dollars per share)	$ (0.12)			$ 0.01	$ 0	$ (0.01)	$ (0.02)	$ 0.07	$ (0.01)	$ (0.04)		$ 0.05

[1]	On November 30, 2021, the Company effected a 1.2:1 stock split for each outstanding share of Class B Common Stock, resulting in the Sponsor holding an aggregate number of 6,900,000 Founder Shares. All share amounts retroactively restated to account for the share split as discussed in Note 5.